DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2015
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 4:-	DERIVATIVE INSTRUMENTS

The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and Hedging”.

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. As of June 30, 2015 and December 31, 2014 these contracts were for a period of six months ended December 31, 2015 and nine months ended September 30, 2015, respectively. As of June 30, 2015 and December 31, 2014, the Company had outstanding forward contracts in the notional amount of $ 3,785 and $ 5,626, respectively. The Company measured the fair value of the contracts in accordance with ASC 820 (classified as level 2).

These contracts met the requirement for cash flow hedge accounting and as such for the six-month period ended June 30, 2015 and for the year ended December 31, 2014 the Company recorded total realized gains of $ 91 and $ 0, respectively from the execution of contracts during these periods under operating expense in the statement of comprehensive loss, and unrealized gains in the amount of $ 145 and $ 141 related with outstanding forward contracts as of June 30, 2015 and December 31, 2014, respectively, which were recognized under other comprehensive loss. The fair value of the Company's outstanding forward contracts at June 30, 2015 and December 31, 2014 amounted to unrealized gains of $ 195 and $ 141, respectively.